Long-Term Debt And Borrowing Arrangements - Additional Information (Detail) In Millions, except Share data, unless otherwise specified	12 Months Ended					12 Months Ended						12 Months Ended		1 Months Ended					1 Months Ended	3 Months Ended	12 Months Ended		1 Months Ended		6 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended			1 Months Ended			1 Months Ended	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Sep. 30, 2014 Debt Due To Rental Car Funding [Member] USD ($)	Mar. 31, 2014 Debt Due To Rental Car Funding [Member] USD ($)	Dec. 31, 2014 Uncommitted Credit Facility Maximum	Dec. 31, 2014 Uncommitted Credit Facility Minimum [Member]	Dec. 31, 2014 6% Euro-Denominated Senior Notes Senior Notes USD ($)	Jun. 30, 2014 6% Euro-Denominated Senior Notes Senior Notes EUR (€)	Mar. 31, 2014 6% Euro-Denominated Senior Notes Senior Notes EUR (€)	Dec. 31, 2013 6% Euro-Denominated Senior Notes Senior Notes USD ($)	Dec. 31, 2014 5 1/2% Senior Notes Senior Notes USD ($)	Dec. 31, 2013 5 1/2% Senior Notes Senior Notes USD ($)	Oct. 31, 2009 3 1/2% Convertible Senior Notes Convertible Notes USD ($)	Dec. 31, 2014 3 1/2% Convertible Senior Notes Convertible Notes USD ($)	Dec. 31, 2013 3 1/2% Convertible Senior Notes Convertible Notes USD ($)	Dec. 31, 2014 9 5/8% Senior Notes Senior Notes	Dec. 31, 2013 9 5/8% Senior Notes Senior Notes	Mar. 31, 2012 Floating Rate Term Loan Due March 2019 Loans USD ($)	Dec. 31, 2012 Floating Rate Term Loan Due March 2019 Loans USD ($)	Dec. 31, 2014 Floating Rate Term Loan Due March 2019 Loans USD ($)	Dec. 31, 2013 Floating Rate Term Loan Due March 2019 Loans USD ($)	Dec. 31, 2013 Floating Rate Notes [Member] Senior Notes USD ($)	Jun. 30, 2013 Floating Rate Notes [Member] Senior Notes USD ($)	Jun. 30, 2014 8 1/4% Senior Notes Senior Notes USD ($)	Dec. 31, 2014 8 1/4% Senior Notes Senior Notes USD ($)	Dec. 31, 2013 8 1/4% Senior Notes Senior Notes USD ($)	Apr. 30, 2013 9 3/4% Senior Notes Senior Notes USD ($)	Dec. 31, 2011 9 3/4% Senior Notes Senior Notes USD ($)	Dec. 31, 2014 9 3/4% Senior Notes Senior Notes USD ($)	Dec. 31, 2013 9 3/4% Senior Notes Senior Notes USD ($)	Nov. 30, 2012 4 7/8% Senior Notes Senior Notes USD ($)	Dec. 31, 2014 4 7/8% Senior Notes Senior Notes USD ($)	Dec. 31, 2013 4 7/8% Senior Notes Senior Notes USD ($)	Nov. 30, 2013 Floating Rate Senior Notes Due December 2017 Senior Notes USD ($)	Dec. 31, 2014 Floating Rate Senior Notes Due December 2017 Senior Notes USD ($)	Dec. 31, 2013 Floating Rate Senior Notes Due December 2017 Senior Notes USD ($)	Dec. 31, 2014 Interest Rate Swap [Member] Floating Rate Term Loan Due March 2019 Loans USD ($)	Dec. 31, 2014 Interest Rate Swap [Member] Floating Rate Senior Notes Due December 2017 Senior Notes
Debt Instrument [Line Items]
Asset-Backed Securities, at Carrying Value				$ 500	$ 675
Debt instrument interest percentage								6.00%			6.00%	5.50%	5.50%		3.50%	3.50%	5.625%	5.625%								8.25%	8.25%			9.75%	9.75%		4.875%	4.875%
Proceeds from issue of senior notes												500		345					500	200												300			247
Debt Instrument, Convertible, Conversion Price Per $1,000 Principal														61.5385
Debt Instrument, Convertible, Conversion Price														$ 22.50
Long-term Debt, Gross								561			344	674	500		0	66					980	989				0	691			223	223		300	300		248	247
Issuance price as percentage of face value																																			98.75%
Debt Instrument, Repurchased Face Amount																62									292	292
Convertible notes purchase price																115									395	395
Debt Instrument, Face Amount									200	250		175									1,000
Proceeds from Issuance of Debt								295														300							250
Spread over LIBOR																					2.25%															2.75%
Long-term Debt, Percentage Bearing Variable Interest, Percentage Rate																					0.75%
Aggregate rate of LIBOR rate								4.85%													3.00%															2.98%
Derivative, Amount of Hedged Item																																						600
Derivative, Fixed Interest Rate																																						3.96%	3.58%
Repayments of Debt																									421	316
Repayments of senior notes																							420	75
Repayment of term loan																												27
Uncommitted credit facilities	9	4
Credit facilities bearing interest						2.50%	0.39%
Gains (Losses) on Extinguishment of Debt	$ (56)	$ (147)	$ (75)